Long-term Investments - Equity Method Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating data:
Revenue	$ 926,219	$ 626,402	$ 1,884,793
Gross profit	550,181	470,681	1,385,828
Loss from operations	(2,014)	(128,034)	(21,238)
Net loss	(41,682)	(34,455)	(57,894)
Net loss attributable to the investees	(39,600)	(33,053)	$ (27,895)
Balance sheet data:
Current assets	946,459	918,942
Long-term assets	1,402,989	733,487
Current liabilities	283,495	257,650
Long-term liabilities	33,148	24,875
Non-controlling interests	$ (572)	$ (1,445)